Pension, Savings, And Other Employee Benefits (Schedule Of Health Care Cost Trend Rate Assumption Has A Significant Effect On The Amounts Reported)(Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013
Pension, Savings, And Other Employee Benefits [Abstract]
Adjusted total service and interest cost components, Effect of a 1% increase in assumed health care cost trend rates	$ 808
Adjusted total service and interest cost components, Effect of a 1% decrease in assumed health care cost trend rates	772
Adjusted postretirement benefit obligation at end of plan year, Effect of a 1% increase in assumed health care cost trend rates	7,202	[1]
Adjusted postretirement benefit obligation at end of plan year, Effect of a 1% decrease in assumed health care cost trend rates	$ 7,202	[1]

[1]	Due to the pension plan freeze on December 31, 2012, trend rate assumptions no longer have an impact on benefit obligation.